Other Payables and Accrued Liabilities (Details) - Schedule of Other Payables and Accrued Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Other payables and accrued liabilities
Rental deposits	$ 1,100,301	$ 308,153
Salary payables	302,074	117,632
Others	20,362	107,856
Receipt in advance	6,817,197	2,758,120
Payable under acquisition	24,123,116	8,678,357
Advance for operational purpose	1,205,058	916,332
Lending with no interests		1,413,617
Total other payables and accrued liabilities	$ 33,568,108	$ 14,300,067